UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Steven I. Koszalka
American Funds Target Date Retirement Series
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®
Investment portfolio

January 31, 2012
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	221,266	$4,446
EuroPacific Growth Fund, Class R-6	68,155	2,540
The Growth Fund of America, Inc., Class R-6	144,373	4,445
The New Economy Fund, Class R-6	98,761	2,540
New Perspective Fund, Inc., Class R-6	159,901	4,445
New World Fund, Inc., Class R-6	51,472	2,540
SMALLCAP World Fund, Inc., Class R-6	123,273	4,445
		25,401

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Class R-6	191,708	5,080
Capital World Growth and Income Fund, Inc., Class R-6	132,338	4,445
Fundamental Investors, Class R-6	136,493	5,080
International Growth and Income Fund, Class R-6	89,599	2,540
The Investment Company of America, Class R-6	202,240	5,716
Washington Mutual Investors Fund, Class R-6	196,402	5,716
		28,577

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	134,541	2,540
Capital Income Builder, Class R-6	38,378	1,905
The Income Fund of America, Class R-6	111,475	1,905
		6,350

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	219,735	3,175

Total investment securities (cost: $63,179,000)		63,503
Other assets less liabilities		(41)

Net assets		$63,462

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,087
Gross unrealized depreciation on investment securities	(763)
Net unrealized appreciation on investment securities	324
Cost of investment securities for federal income tax purposes	63,179

American Funds 2050 Target Date Retirement Fund®
Investment portfolio

January 31, 2012
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.3%
AMCAP Fund, Class R-6	1,676,193	$33,675
EuroPacific Growth Fund, Class R-6	521,153	19,423
The Growth Fund of America, Inc., Class R-6	1,101,112	33,903
The New Economy Fund, Class R-6	763,371	19,634
New Perspective Fund, Inc., Class R-6	1,212,746	33,714
New World Fund, Inc., Class R-6	395,662	19,526
SMALLCAP World Fund, Inc., Class R-6	955,036	34,439
		194,314

GROWTH-AND-INCOME FUNDS — 44.9%
American Mutual Fund, Class R-6	1,453,800	38,525
Capital World Growth and Income Fund, Inc., Class R-6	1,003,400	33,704
Fundamental Investors, Class R-6	1,035,081	38,526
International Growth and Income Fund, Class R-6	681,648	19,325
The Investment Company of America, Class R-6	1,534,105	43,354
Washington Mutual Investors Fund, Class R-6	1,489,822	43,354
		216,788

EQUITY-INCOME AND BALANCED FUNDS — 9.9%
American Balanced Fund, Class R-6	1,014,640	19,156
Capital Income Builder, Class R-6	288,660	14,329
The Income Fund of America, Class R-6	838,415	14,329
		47,814

BOND FUNDS — 4.9%
U.S. Government Securities Fund, Class R-6	1,653,666	23,895

Total investment securities (cost: $456,417,000)		482,811
Other assets less liabilities		(225)

Net assets		$482,586

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$29,738
Gross unrealized depreciation on investment securities	(3,353)
Net unrealized appreciation on investment securities	26,385
Cost of investment securities for federal income tax purposes	456,426

American Funds 2045 Target Date Retirement Fund®
Investment portfolio

January 31, 2012
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.1%
AMCAP Fund, Class R-6	1,735,847	$34,873
EuroPacific Growth Fund, Class R-6	540,768	20,154
The Growth Fund of America, Inc., Class R-6	1,139,394	35,082
The New Economy Fund, Class R-6	792,152	20,374
New Perspective Fund, Inc., Class R-6	1,257,870	34,969
New World Fund, Inc., Class R-6	410,488	20,258
SMALLCAP World Fund, Inc., Class R-6	992,767	35,799
		201,509

GROWTH-AND-INCOME FUNDS — 44.9%
American Mutual Fund, Class R-6	1,512,127	40,071
Capital World Growth and Income Fund, Inc., Class R-6	1,045,170	35,107
Fundamental Investors, Class R-6	1,076,829	40,080
International Growth and Income Fund, Class R-6	707,928	20,070
The Investment Company of America, Class R-6	1,595,879	45,100
Washington Mutual Investors Fund, Class R-6	1,549,812	45,099
		225,527

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	1,058,646	19,987
Capital Income Builder, Class R-6	302,040	14,994
The Income Fund of America, Class R-6	876,191	14,974
		49,955

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	1,730,527	25,006

Total investment securities (cost: $466,660,000)		501,997
Other assets less liabilities		(245)

Net assets		$501,752

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$36,914
Gross unrealized depreciation on investment securities	(1,577)
Net unrealized appreciation on investment securities	35,337
Cost of investment securities for federal income tax purposes	466,660

American Funds 2040 Target Date Retirement Fund®
Investment portfolio

January 31, 2012
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.2%
AMCAP Fund, Class R-6	3,390,242	$68,110
EuroPacific Growth Fund, Class R-6	1,053,175	39,252
The Growth Fund of America, Inc., Class R-6	2,229,863	68,657
The New Economy Fund, Class R-6	1,542,760	39,680
New Perspective Fund, Inc., Class R-6	2,450,962	68,137
New World Fund, Inc., Class R-6	799,469	39,454
SMALLCAP World Fund, Inc., Class R-6	1,934,804	69,769
		393,059

GROWTH-AND-INCOME FUNDS — 44.9%
American Mutual Fund, Class R-6	2,943,201	77,995
Capital World Growth and Income Fund, Inc., Class R-6	2,034,078	68,325
Fundamental Investors, Class R-6	2,095,667	78,001
International Growth and Income Fund, Class R-6	1,377,936	39,064
The Investment Company of America, Class R-6	3,106,451	87,788
Washington Mutual Investors Fund, Class R-6	3,016,712	87,786
		438,959

EQUITY-INCOME AND BALANCED FUNDS — 9.9%
American Balanced Fund, Class R-6	2,057,082	38,838
Capital Income Builder, Class R-6	586,492	29,113
The Income Fund of America, Class R-6	1,701,500	29,079
		97,030

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	3,354,320	48,470

Total investment securities (cost: $911,632,000)		977,518
Other assets less liabilities		(349)

Net assets		$977,169

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$70,371
Gross unrealized depreciation on investment securities	(4,488)
Net unrealized appreciation on investment securities	65,883
Cost of investment securities for federal income tax purposes	911,635

American Funds 2035 Target Date Retirement Fund®
Investment portfolio

January 31, 2012
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.2%
AMCAP Fund, Class R-6	3,812,873	$76,601
EuroPacific Growth Fund, Class R-6	1,183,675	44,115
The Growth Fund of America, Inc., Class R-6	2,507,840	77,216
The New Economy Fund, Class R-6	1,735,066	44,626
New Perspective Fund, Inc., Class R-6	2,756,079	76,619
New World Fund, Inc., Class R-6	899,008	44,366
SMALLCAP World Fund, Inc., Class R-6	2,174,174	78,401
		441,944

GROWTH-AND-INCOME FUNDS — 39.9%
American Mutual Fund, Class R-6	2,893,789	76,685
Capital World Growth and Income Fund, Inc., Class R-6	1,961,060	65,872
Fundamental Investors, Class R-6	2,060,882	76,706
International Growth and Income Fund, Class R-6	1,550,714	43,963
The Investment Company of America, Class R-6	3,103,956	87,718
Washington Mutual Investors Fund, Class R-6	3,014,296	87,716
		438,660

EQUITY-INCOME AND BALANCED FUNDS — 14.9%
American Balanced Fund, Class R-6	2,897,250	54,700
Capital Income Builder, Class R-6	1,103,490	54,777
The Income Fund of America, Class R-6	3,201,219	54,709
		164,186

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	3,760,878	54,345

Total investment securities (cost: $1,033,717,000)		1,099,135
Other assets less liabilities		(90)

Net assets		$1,099,045

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$72,705
Gross unrealized depreciation on investment securities	(7,287)
Net unrealized appreciation on investment securities	65,418
Cost of investment securities for federal income tax purposes	1,033,717

American Funds 2030 Target Date Retirement Fund®
Investment portfolio

January 31, 2012
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.4%
AMCAP Fund, Class R-6	5,748,139	$115,480
EuroPacific Growth Fund, Class R-6	1,781,610	66,401
The Growth Fund of America, Inc., Class R-6	3,780,722	116,408
The New Economy Fund, Class R-6	2,609,484	67,116
New Perspective Fund, Inc., Class R-6	4,152,288	115,434
New World Fund, Inc., Class R-6	1,352,426	66,742
SMALLCAP World Fund, Inc., Class R-6	3,277,463	118,185
		665,766

GROWTH-AND-INCOME FUNDS — 34.8%
American Mutual Fund, Class R-6	3,712,439	98,380
Capital World Growth and Income Fund, Inc., Class R-6	2,442,332	82,038
Fundamental Investors, Class R-6	2,643,640	98,396
International Growth and Income Fund, Class R-6	1,743,520	49,429
The Investment Company of America, Class R-6	4,065,569	114,893
Washington Mutual Investors Fund, Class R-6	4,514,244	131,364
		574,500

EQUITY-INCOME AND BALANCED FUNDS — 19.9%
American Balanced Fund, Class R-6	6,936,779	130,966
Capital Income Builder, Class R-6	1,977,598	98,168
The Income Fund of America, Class R-6	5,743,931	98,164
		327,298

BOND FUNDS — 4.9%
U.S. Government Securities Fund, Class R-6	5,614,827	81,135

Total investment securities (cost: $1,544,532,000)		1,648,699
Other assets less liabilities		(1,095)

Net assets		$1,647,604

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$113,209
Gross unrealized depreciation on investment securities	(9,049)
Net unrealized appreciation on investment securities	104,160
Cost of investment securities for federal income tax purposes	1,544,539

American Funds 2025 Target Date Retirement Fund®
Investment portfolio

January 31, 2012
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 35.2%
AMCAP Fund, Class R-6	4,973,154	$99,911
EuroPacific Growth Fund, Class R-6	1,798,500	67,030
The Growth Fund of America, Inc., Class R-6	3,270,991	100,714
The New Economy Fund, Class R-6	1,976,759	50,842
New Perspective Fund, Inc., Class R-6	4,191,205	116,515
New World Fund, Inc., Class R-6	1,024,676	50,568
SMALLCAP World Fund, Inc., Class R-6	2,824,576	101,854
		587,434

GROWTH-AND-INCOME FUNDS — 34.9%
American Mutual Fund, Class R-6	3,759,937	99,638
Capital World Growth and Income Fund, Inc., Class R-6	2,475,303	83,145
Fundamental Investors, Class R-6	2,677,525	99,658
International Growth and Income Fund, Class R-6	1,758,518	49,854
The Investment Company of America, Class R-6	4,116,922	116,344
Washington Mutual Investors Fund, Class R-6	4,570,331	132,997
		581,636

EQUITY-INCOME AND BALANCED FUNDS — 19.9%
American Balanced Fund, Class R-6	7,029,981	132,726
Capital Income Builder, Class R-6	2,005,438	99,550
The Income Fund of America, Class R-6	5,824,634	99,543
		331,819

BOND FUNDS — 10.0%
U.S. Government Securities Fund, Class R-6	11,498,024	166,147

Total investment securities (cost: $1,596,293,000)		1,667,036
Other assets less liabilities		(987)

Net assets		$1,666,049

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$84,776
Gross unrealized depreciation on investment securities	(14,033)
Net unrealized appreciation on investment securities	70,743
Cost of investment securities for federal income tax purposes	1,596,293

American Funds 2020 Target Date Retirement Fund®
Investment portfolio

January 31, 2012
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 20.2%
AMCAP Fund, Class R-6	3,946,395	$79,283
EuroPacific Growth Fund, Class R-6	1,593,913	59,405
The Growth Fund of America, Inc., Class R-6	2,589,822	79,740
New Perspective Fund, Inc., Class R-6	3,568,383	99,201
New World Fund, Inc., Class R-6	405,045	19,989
SMALLCAP World Fund, Inc., Class R-6	1,661,251	59,905
		397,523

GROWTH-AND-INCOME FUNDS — 34.9%
American Mutual Fund, Class R-6	4,417,986	117,077
Capital World Growth and Income Fund, Inc., Class R-6	2,942,467	98,837
Fundamental Investors, Class R-6	3,166,421	117,854
International Growth and Income Fund, Class R-6	2,103,620	59,638
The Investment Company of America, Class R-6	4,839,009	136,750
Washington Mutual Investors Fund, Class R-6	5,374,393	156,395
		686,551

EQUITY-INCOME AND BALANCED FUNDS — 19.9%
American Balanced Fund, Class R-6	8,298,408	156,674
Capital Income Builder, Class R-6	2,365,994	117,448
The Income Fund of America, Class R-6	6,864,908	117,321
		391,443

BOND FUNDS — 25.0%
American Funds Mortgage Fund, Class R-6*	9,626,327	97,900
Capital World Bond Fund, Class R-6	4,678,848	98,443
Intermediate Bond Fund of America, Class R-6	7,148,777	98,010
U.S. Government Securities Fund, Class R-6	13,634,897	197,024
		491,377

Total investment securities (cost: $1,917,366,000)		1,966,894
Other assets less liabilities		(1,101)

Net assets		$1,965,793

*American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2012, appear below.

						Value
						of affiliate
					Dividend income	at 1/31/2012
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	9,218,326	564,695	156,694	9,626,327	$384	$97,900

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$76,664
Gross unrealized depreciation on investment securities	(27,185)
Net unrealized appreciation on investment securities	49,479
Cost of investment securities for federal income tax purposes	1,917,415

American Funds 2015 Target Date Retirement Fund®
Investment portfolio

January 31, 2012
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 15.1%
AMCAP Fund, Class R-6	2,919,815	$58,659
EuroPacific Growth Fund, Class R-6	1,192,650	44,450
The Growth Fund of America, Inc., Class R-6	1,440,431	44,351
New Perspective Fund, Inc., Class R-6	2,655,726	73,829
		221,289

GROWTH-AND-INCOME FUNDS — 29.9%
American Mutual Fund, Class R-6	3,276,144	86,818
Capital World Growth and Income Fund, Inc., Class R-6	2,183,624	73,348
Fundamental Investors, Class R-6	1,963,456	73,080
International Growth and Income Fund, Class R-6	1,010,003	28,634
The Investment Company of America, Class R-6	3,094,344	87,446
Washington Mutual Investors Fund, Class R-6	2,986,087	86,895
		436,221

EQUITY-INCOME AND BALANCED FUNDS — 19.9%
American Balanced Fund, Class R-6	6,155,714	116,220
Capital Income Builder, Class R-6	1,755,660	87,151
The Income Fund of America, Class R-6	5,092,885	87,037
		290,408

BOND FUNDS — 35.1%
American Funds Mortgage Fund, Class R-6*	7,156,937	72,786
The Bond Fund of America, Class R-6	5,761,622	73,115
Capital World Bond Fund, Class R-6	3,490,040	73,431
Intermediate Bond Fund of America, Class R-6	10,655,600	146,088
U.S. Government Securities Fund, Class R-6	10,121,685	146,258
		511,678

Total investment securities (cost: $1,438,235,000)		1,459,596
Other assets less liabilities		(969)

Net assets		$1,458,627

*American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2012, appear below.

						Value
						of affiliate
					Dividend income	at 1/31/2012
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	6,961,730	298,451	103,244	7,156,937	$288	$72,786

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$44,625
Gross unrealized depreciation on investment securities	(23,264)
Net unrealized appreciation on investment securities	21,361
Cost of investment securities for federal income tax purposes	1,438,235

American Funds 2010 Target Date Retirement Fund®
Investment portfolio

January 31, 2012
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 5.0%
AMCAP Fund, Class R-6	928,511	$18,654
The Growth Fund of America, Inc., Class R-6	304,452	9,374
New Perspective Fund, Inc., Class R-6	669,732	18,619
		46,647

GROWTH-AND-INCOME FUNDS — 25.0%
American Mutual Fund, Class R-6	2,095,845	55,540
Capital World Growth and Income Fund, Inc., Class R-6	1,101,509	37,000
Fundamental Investors, Class R-6	997,164	37,114
International Growth and Income Fund, Class R-6	329,793	9,350
The Investment Company of America, Class R-6	1,638,657	46,308
Washington Mutual Investors Fund, Class R-6	1,588,668	46,230
		231,542

EQUITY-INCOME AND BALANCED FUNDS — 25.0%
American Balanced Fund, Class R-6	3,445,077	65,043
Capital Income Builder, Class R-6	1,681,780	83,483
The Income Fund of America, Class R-6	4,883,663	83,462
		231,988

BOND FUNDS — 45.0%
American Funds Mortgage Fund, Class R-6*	9,109,619	92,645
American High-Income Trust, Class R-6	4,263,803	46,603
The Bond Fund of America, Class R-6	7,328,461	92,998
Capital World Bond Fund, Class R-6	2,214,955	46,603
Intermediate Bond Fund of America, Class R-6	6,768,639	92,798
U.S. Government Securities Fund, Class R-6	3,198,382	46,217
		417,864

Total investment securities (cost: $937,644,000)		928,041
Other assets less liabilities		(381)

Net assets		$927,660

*American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2012, appear below.

						Value
						of affiliate
					Dividend income	at 1/31/2012
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	8,767,191	508,628	166,200	9,109,619	$369	$92,645

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$19,287
Gross unrealized depreciation on investment securities	(29,044)
Net unrealized depreciation on investment securities	(9,757)
Cost of investment securities for federal income tax purposes	937,798

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses for each fund of American Funds Target Date Retirement Series. This and other important information is contained in the series’ prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-850-0312O-S29390

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: March 30, 2012

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 30, 2012